ADVANCES (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Advances [Line Items]
Advances, Current	R$ 1,483,193	R$ 1,460,455
Advances, Non-current	165,406	186,348
Advances	1,648,599	1,646,803
PROINFA
Disclosure Of Detailed Information About Advances [Line Items]
Advances, Current	1,068,969	1,043,978
PROCEL.
Disclosure Of Detailed Information About Advances [Line Items]
Advances, Current	324,715	326,968
ALBRAS
Disclosure Of Detailed Information About Advances [Line Items]
Advances, Current	89,509	89,509
Advances, Non-current	R$ 165,406	R$ 186,348